INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Provision for Income Taxes

The components of the provision for income taxes were as follows:

(In millions)

Year Ended June 30,	2024	2023	2022

Current Taxes

U.S. federal	$12,165	$14,009	$8,329
U.S. state and local	2,366	2,322	1,679
Foreign	9,858	6,678	6,672

Current taxes	$24,389	$23,009	$16,680

Deferred Taxes

U.S. federal	$(4,791)	$(6,146)	$(4,815)
U.S. state and local	(379)	(477)	(1,062)
Foreign	432	564	175

Deferred taxes	$(4,738)	$(6,059)	$(5,702)

Provision for income taxes	$19,651	$16,950	$10,978

Income Before Income Taxes

U.S. and foreign components of income before income taxes were as follows:

(In millions)

Year Ended June 30,	2024	2023	2022

U.S.	$62,886	$52,917	$47,837
Foreign	44,901	36,394	35,879

Income before income taxes	$107,787	$89,311	$83,716

Difference Between Income Taxes Computed at Federal Statutory Rate and Provision for Income Taxes

The items accounting for the difference between income taxes computed at the U.S. federal statutory rate and our effective rate were as follows:

Year Ended June 30,	2024	2023	2022

Federal statutory rate	21.0%	21.0%	21.0%
Effect of:
Foreign earnings taxed at lower rates	(1.4)%	(1.8)%	(1.3)%
Impact of intangible property transfers	0%	0%	(3.9)%
Foreign-derived intangible income deduction	(1.1)%	(1.3)%	(1.1)%
State income taxes, net of federal benefit	1.5%	1.6%	1.4%
Research and development credit	(1.1)%	(1.1)%	(0.9)%
Excess tax benefits relating to stock-based compensation	(1.1)%	(0.7)%	(1.9)%
Interest, net	1.1%	0.8%	0.5%
Other reconciling items, net	(0.7)%	0.5%	(0.7)%

Effective rate	18.2%	19.0%	13.1%

Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities were as follows:

(In millions)

June 30,	2024	2023

Deferred Income Tax Assets

Stock-based compensation expense	$765	$681
Accruals, reserves, and other expenses	4,381	3,131
Loss and credit carryforwards	1,741	1,441
Amortization	4,159	9,440
Leasing liabilities	6,504	5,041
Unearned revenue	3,717	3,296
Book/tax basis differences in investments and debt	9	373
Capitalized research and development	11,442	6,958
Other	426	489

Deferred income tax assets	33,144	30,850
Less valuation allowance	(1,045)	(939)

Deferred income tax assets, net of valuation allowance	$32,099	$29,911

Deferred Income Tax Liabilities

Leasing assets	$(6,503)	$(4,680)
Depreciation	(3,940)	(2,674)
Deferred tax on foreign earnings	(1,837)	(2,738)
Other	(167)	(89)

Deferred income tax liabilities	$(12,447)	$(10,181)

Net deferred income tax assets	$19,652	$19,730

Reported As

Other long-term assets	$22,270	$20,163
Long-term deferred income tax liabilities	(2,618)	(433)

Net deferred income tax assets	$19,652	$19,730

Changes in Gross Unrecognized Tax Benefits Related to Uncertain Tax Positions

The aggregate changes in the gross unrecognized tax benefits related to uncertain tax positions were as follows:

(In millions)

Year Ended June 30,	2024	2023	2022

Beginning unrecognized tax benefits	$17,120	$15,593	$14,550
Decreases related to settlements	(76)	(329)	(317)
Increases for tax positions related to the current year	1,903	1,051	1,145
Increases for tax positions related to prior years (a)	4,289	870	461
Decreases for tax positions related to prior years	(464)	(60)	(246)
Decreases due to lapsed statutes of limitations	(12)	(5)	0

Ending unrecognized tax benefits	$22,760	$17,120	$15,593

(a)
Fiscal year 2024 includes unrecognized tax benefits of $3.4 billion related to the acquisition of Activision Blizzard. See Note 8 – Business Combinations for further information.